ALLOWANCE FOR CREDIT LOSSES - Allowance for Loan Losses Roll Forward by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 12,626	$ 15,994	$ 19,648
Charge-offs	(8,222)	(9,041)	(11,108)
Recoveries	1,661	1,739	2,135
Replenishment of net charge-offs	6,561	7,302	8,973
Net reserve builds (releases)	340	139	(1,879)
Net specific reserve releases	(152)	(333)	(266)
Other	(754)	(3,174)	(1,509)
Allowance for loan losses at the end of year	12,060	12,626	15,994
Sales or transfers of various consumer loan portfolios to held-for-sale
Determined in accordance with ASC 450				$ 10,054	$ 10,184
Determined in accordance with ASC 310-10-35				2,000	2,426
Allowance for loan losses	12,626	15,994	19,648	12,060	12,626
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20				610,266	600,367
Loans individually evaluated for impairment in accordance with ASC 310-10-35				10,430	11,995
Loans held at fair value				3,486	5,005
Loans, net of unearned income				624,369	617,617
Receivables Acquired with Deteriorated Credit Quality
Sales or transfers of various consumer loan portfolios to held-for-sale
Determined in accordance with ASC 310-30				6	16
Loans, net of unearned income:
Loans acquired with deteriorated credit quality in accordance with ASC 310-30				187	250
Corporate
Allowance for credit losses
Allowance for loan losses at beginning of period	2,791	2,447	2,674
Charge-offs	(580)	(349)	(454)
Recoveries	67	105	160
Replenishment of net charge-offs	513	244	294
Net reserve builds (releases)	(85)	550	(145)
Net specific reserve releases	0	86	(20)
Other	(4)	(292)	(62)
Allowance for loan losses at the end of year	2,702	2,791	2,447
Sales or transfers of various consumer loan portfolios to held-for-sale
Determined in accordance with ASC 450				2,310	2,408
Determined in accordance with ASC 310-10-35				392	380
Allowance for loan losses	2,791	2,447	2,674	2,702	2,791
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20				293,218	285,384
Loans individually evaluated for impairment in accordance with ASC 310-10-35				2,631	1,803
Loans held at fair value				3,457	4,971
Loans, net of unearned income				299,306	292,163
Corporate | Receivables Acquired with Deteriorated Credit Quality
Sales or transfers of various consumer loan portfolios to held-for-sale
Determined in accordance with ASC 310-30				0	3
Loans, net of unearned income:
Loans acquired with deteriorated credit quality in accordance with ASC 310-30				0	5
Consumer
Allowance for credit losses
Allowance for loan losses at beginning of period	9,835	13,547	16,974
Charge-offs	(7,642)	(8,692)	(10,654)
Recoveries	1,594	1,634	1,975
Replenishment of net charge-offs	6,048	7,058	8,679
Net reserve builds (releases)	425	(411)	(1,734)
Net specific reserve releases	(152)	(419)	(246)
Other	(750)	(2,882)	(1,447)
Allowance for loan losses at the end of year	9,358	9,835	13,547
Sales or transfers of various consumer loan portfolios to held-for-sale
Determined in accordance with ASC 450				7,744	7,776
Determined in accordance with ASC 310-10-35				1,608	2,046
Allowance for loan losses	$ 9,835	$ 13,547	$ 16,974	9,358	9,835
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20				317,048	314,983
Loans individually evaluated for impairment in accordance with ASC 310-10-35				7,799	10,192
Loans held at fair value				29	34
Loans, net of unearned income				325,063	325,454
Consumer | Receivables Acquired with Deteriorated Credit Quality
Sales or transfers of various consumer loan portfolios to held-for-sale
Determined in accordance with ASC 310-30				6	13
Loans, net of unearned income:
Loans acquired with deteriorated credit quality in accordance with ASC 310-30				$ 187	$ 245